Condensed Consolidated Statements of Changes In Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive Income	Accumulated deficit	Total
Balance at Dec. 31, 2022		$ 154,192	$ 1,127	$ (150,847)	$ 4,472
Balance (in Shares) at Dec. 31, 2022	815,746,293
Comprehensive loss				(4,220)	(4,220)
Issuance of ordinary shares and warrants, net of issuance costs of $ 978		6,526			6,526
Issuance of ordinary shares and warrants, net of issuance costs of $ 978 (in Shares)	90,000,000
Issuance of ordinary shares due to exercise of pre-funded warrants		1			1
Issuance of ordinary shares due to exercise of pre-funded warrants (in Shares)	319,091,100
Share-based payments		95			95
Balance at Jun. 30, 2023		160,814	1,127	(155,067)	6,874
Balance (in Shares) at Jun. 30, 2023	1,224,837,393
Balance at Dec. 31, 2023		163,597	1,127	(158,481)	$ 6,243
Balance (in Shares) at Dec. 31, 2023	1,359,837,393				1,359,837,393
Comprehensive loss				(3,957)	$ (3,957)
Release of ordinary shares that were previously held in abeyance (refer to note 4)
Release of ordinary shares that were previously held in abeyance (refer to note 4) (in Shares)	296,891,100				296,891,100
Share-based payments		193			$ 193
Share-based payments (in Shares)	15,000,000
Balance at Jun. 30, 2024		$ 163,790	$ 1,127	$ (162,438)	$ 2,479
Balance (in Shares) at Jun. 30, 2024	1,671,728,493				1,671,728,493